Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.	Financial risk management

Financial risk factors

The Company's activities expose it to a variety of financial risks: credit risk and liquidity risk. The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance.

Risk management is carried out by the Company's finance department in accordance with a policy approved by the Board of Directors. The Company's finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

1)	Credit risks

Most of the Company's credit risks arise from short-term deposits and trade receivables. The Company mitigates the risk by ensuring it has sufficient funds to meet its needs and by selling to customers of high credit quality.

No credit limits were exceeded in 2018, and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

2)	Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the NIS. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency.

The Company hedges and minimizes the foreign exchange risk by ensuring that the amounts of net current assets at a specific point in time correspond to the amount of current liabilities at that point in time.

3)	Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed.

Cash flow forecasting is performed by the Company's finance department on a consolidated basis. The Company monitors rolling forecasts of the Company's liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management are invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below analyzes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at balance sheet date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2018:
IIA liability	49	82
Trade payables and other payables	1,054	-
	1,103	82
December 31, 2017:
IIA liability	92	-
Trade payables and other payables	1,055	-
	1,147	-

b.	Fair value estimation

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 1 financial instruments:

The Company has a financial liability in respect of derivative financial instruments, which is measured at fair value through profit or loss. As of December 31, 2018 and 2017, the amounts of the liabilities are $729 thousand and $176 thousand, respectively.

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of December 31, 2018 and 2017.

The following table presents the changes in level 3 instruments for the three years ended 2018:

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Finance expenses	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1 (see Note 13(e))	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-
Total unrealized losses for the period included in profit or loss for liabilities held at December 31, 2018	598	1,641	2,239

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2017	94	-	94
Initial recognition	315	1,958	2,273
Finance expenses (income)	283	(1,897)	(1,614)
Balance as of December 31, 2017	692	61	753
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at December 31, 2017	283	(1,897)	(1,614)

	Anti-dilution feature	Options to group of investors	Bridge loan		Financing of issuance expenses		Total
	U.S. dollar in thousands
Balance as of January 1, 2016	-	-	*		*		*
Initial recognition	106	193	-		-		299
Finance expenses (income)	(12)	-	800	**	256	**	1,044
Settlement/cancellation	-	(193)	(800)		(256)		(1,249)
Balance as of December 31, 2016	94	-	-		-		94
Total unrealized gains for the period included in profit or loss for liabilities held at December 31, 2016	(12)	-	-		-		(12)

*	Represents an amount of less than $ 1 thousands.
**	Recognition of deferred initial loss at an amount equal to the cash amount paid by the Company at the time of completion the Merger Transaction.

c.	Financial instruments

Financial assets at amortized cost
December 31, 2018	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,717
Trade receivable and other receivables (excluding prepaid expenses)	910
Restricted deposits	104
4,731

Loans and receivables
December 31, 2017	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,514
Trade receivable and other receivables (excluding prepaid expenses)	740
Restricted deposits	93
4,347

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2018	U.S. dollars in thousands
Liabilities:
Trade payables and other payables	-	1,054	1,054
IIA liability	-	131	131
Derivative financial instruments	729	-	729
	729	1,185	1,914
December 31, 2017
Liabilities:
Trade payables and other payables	-	1,055	1,055
IIA liability	-	92	92
Derivative financial instruments	237	-	237
Liability in respect of anti-dilution feature	692	-	692
	929	1,147	2,076

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

d.	Valuation processes of the Company

Set forth below are details regarding the valuation processes of the Company:

1)	Series 1 warrants and series 2 warrants - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 13.

2)	2017 Anti-dilution feature - the Company used the binomial share price model for a period of 12 months, using the following principal assumptions: expected volatility between 52.53% - 69.82%, risk-free interest between 0.01% - 0.11%, expected term between 0.11 - 0.45 years and a 75% probability of capital raise during February - April 2017 and between 10% - 100% probability of capital raise during April - June 2018. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them.

3)	2018 Anti-dilution feature - the Company used the binomial share price model for a period of 24 months, using the following principal assumptions: expected volatility between 69.88 - 70.78%, risk-free interest between 0.37% - 0.47%, expected term between 1.9 - 2 years and 100% probability of capital raise until June, 2020. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them.

4)	Series A warrants - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 77.17%, risk-free interest of 2.77%, expected term of 6 years. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them. For details, see Note 13(e).

5)	Series B warrants until December 19, 2019 - the Company used the binomial share price model for a period of 120 days, using the following principal assumptions: expected volatility between 89.17% - 104.11%, risk-free interest between 2.18% - 2.12%, expected term between 0.22 - 0.33 years.

6)	Series B warrants as of December 19, 2018 - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 13.

7)	Options to employees and advisors - for details see Note 12.